Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
Schedule of Options Issued	The recipients received such warrants for bringing to the Company a merger possibility and have the ability to exercise the warrants into ordinary shares of the Company at the time of their own choosing by the expiration date or by the closing of a merger brought forth by them, whichever occurs earlier.
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		($)	(Years)	($)
Outstanding, January 1, 2023	12,240	230.40	4.38	-
Granted	-	-	-	-
Forfeited	(11,719)	-	-	-
Outstanding, December 31, 2023	521	230.40	3.38	-

Outstanding, January 1, 2024	521	230.40	3.38	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2024	521	230.40	2.38	-

Outstanding, January 1, 2025	521	230.40	2.38	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2025	521	230.40	1.38	-

Schedule of Restricted Shares Activity

The following table summarizes the restricted shares activity for the year ended December 31, 2024 and 2025:

	Number of shares	Weighted average grant date fair value (US$)
Outstanding January 1, 2024	-	-
Granted	1,000,000	0.16
Vested	(291,667)	0.16
Unvested at December 31, 2024	708,333	0.16
Granted	-	-
Vested	(500,000)	0.16
Unvested at December 31, 2025	208,333	0.16